UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

			Schedule of Investments
		Decmeber 31, 2009 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

CONSUMER DISCRETIONARY

Educational Services
32,300	Capella Education Co. *	2,432,190	3.10%
Textiles Apparel & Shoes
84,250	Iconix Brand Group, Inc. *	1,067,448	1.36%

CONSUMER DISCRETIONARY SECTOR TOTAL		3,499,638	4.46%

ENERGY

Oil: Crude Producers
29,275	St. Mary Land & Exploration Co.	1,002,376	1.28%
Oil Well Equipment & Services
42,501	Carbo Ceramics, Inc.	2,897,293	3.69%
14,850	Core Laboratories NV	1,754,082	2.23%
90,875	Tesco Corp. *	1,173,196	1.49%
Oil Well Equipment & Services Industry Total		5,824,571	7.41%

ENERGY SECTOR TOTAL		6,826,947	8.69%

FINANCIAL SERVICES

Asset Management & Custodian
51,018	Westwood Holdings Group, Inc.	1,853,994	2.36%
Banks: Diversified
28,750	PrivateBancorp, Inc.	257,887	0.33%
Financial Data & Systems
56,150	Advent Software, Inc. *	2,286,989	2.91%
24,225	Factset Research Systems, Inc.	1,595,701	2.03%
35,000	Morningstar, Inc. *	1,691,900	2.15%
Financial Data & Systems Industry Total		5,574,590	7.09%
Security Brokerage & Services
10,000	TMX Group, Inc. (Canada)	314,859	0.40%

	FINANCIAL SERVICES SECTOR TOTAL	8,001,330	10.18%

HEALTHCARE

Biotechnology
19,375	Kensey Nash Corp. *	494,062	0.63%
Health Care Servies
95,000	Phase Forward, Inc. *	1,457,300	1.86%
37,600	Quality Systems, Inc.	2,361,280	3.01%
Health Care Services Industry Total		3,818,580	4.87%
Medical Equipment
67,125	Abaxis, Inc. *	1,715,044	2.18%
135,300	Somanetrics Corp. *	2,374,515	3.02%
Medical Equipment Industry Total		4,089,559	5.20%
Medical & Dental Instruments & Supplies
37,350	Integra Lifesciences Holdings Co. *	1,377,094	1.75%
32,050	Landauer, Inc.	1,967,870	2.50%
75,000	Meridian Bioscience, Inc.	1,616,250	2.06%
59,701	Neogen Corp. *	1,409,541	1.79%
43,425	Surmodics, Inc. *	984,010	1.25%
24,225	TECHNE Corp.	1,660,866	2.11%
Medical & Dental Instruments & Supplies Industry Total		9,015,631	11.46%

	HEALTHCARE SECTOR TOTAL	17,417,832	22.16%

MATERIALS & PROCESSING

Building Materials
79,000	Simpson Manufacturing Co., Inc. *	2,124,310	2.70%

MATERIALS & PROCESSING SECTOR TOTAL		2,124,310	2.70%

PRODUCER DURABLES

Aerospace
78,500	Aerovironment, Inc. *	2,282,780	2.91%
Aerospace Industry Total
Commercial Services
53,750	The Advisory Board Co. *	1,647,437	2.10%
59,450	Costar Group, Inc. *	2,483,227	3.16%
81,800	Ritchie Bros Auctioneers, Inc.	1,834,774	2.34%
109,551	Rollins, Inc.	2,112,143	2.69%
60,000	Tetra Tech, Inc. *	1,630,200	2.08%
Commercial Services Total		9,707,781	12.37%
Diversified Manufacturing Operations
59,000	Raven Industries, Inc.	1,869,710	2.38%
Machinery: Specialty
13,809	K-Tron International, Inc. *	1,501,729	1.91%
Scientific Instruments: Control & Filter
23,975	Franklin Electric Co., Inc.	696,474	0.89%
85,000	Sun Hydraulics Corp.	2,231,250	2.84%
Electrical Equipment & Componets Total		2,927,724	3.73%

PRODUCER DURABLES SECTOR TOTAL		18,289,724	23.30%

TECHNOLOGY

Communications Technology
53,000	EMS Technologies, Inc. *	768,500	0.98%
Computer Services Software & Systems
36,300	Ansys, Inc. *	1,577,598	2.01%
80,525	Blackbaud, Inc.	1,902,806	2.42%
64,125	Blackboard, Inc. *	2,910,634	3.71%
60,500	Micros Systems, Inc. *	1,877,315	2.39%
123,500	Tyler Technologies, Inc. *	2,458,885	3.13%
Computer Services Software & Systems Total		10,727,238	13.66%
Computer Technology
28,825	Rimage Corp. *	499,825	0.64%
Electronics
37,275	Hittite Microwave, Inc. *	1,519,702	1.92%
Electronic Components
59,000	NVE Corp. *	2,435,520	3.10%
Electronics
53,525	II-VI, Inc. *	1,702,095	2.17%
Information Technology
87,000	Bottomline Technologies, Inc. *	1,528,590	1.95%
90,000	Comscore, Inc. *	1,579,500	2.01%
Computer Information Technology Total		3,108,090	3.96%

	TECHNOLOGY SECTOR TOTAL	20,760,970	26.43%

TOTAL COMMON STOCKS
	(Cost $65,777,083)	76,920,751	97.92%

SHORT-TERM INVESTMENTS
4,065,141	UMB Bank Money Market Fiduciary (Cost $4,065,141) 0.03% **	4,065,141	5.17%

TOTAL INVESTMENTS
	(Cost $69,842,224)	80,985,892	103.09%

	Liabilities in excess other assets	(2,427,330)	-3.09%

	TOTAL NET ASSETS	$78,558,562	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2009
(a) Purchased with cash colateral from securities on loan.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $69,842,224 amounted to $11,143,669 which consisted of aggregate gross unrealized appreciation of $15,386,208 and aggregate gross unrealized depreciation of $4,242,539.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2009 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$76,920,751	$0	$0	$76,920,751
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$4,065,141	$0	$0	$4,065,141
Total	$80,985,892	$0	$0	$80,985,892

INSTITUTIONAL ADVISORS LARGECAP FUND

			Schedule of Investments
		December 31, 2009 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

CONSUMER DISCRETIONARY

Hotel Restaurants & Leisure
17,206	Darden Restaurants, Inc.	603,414	2.94%
Media
11,014	McGraw-Hill Co., Inc.	369,079	1.80%
Specialty Retail
22,184	Staples, Inc.	545,505	2.66%
Textiles, Apparel & Luxury Goods
5,134	VF Corp.	376,014	1.83%

	CONSUMER DISCRETIONARY SECTOR TOTAL	1,894,012	9.23%

CONSUMER STAPLES

Beverages
13,503	Pepsi Co.	820,982	4.00%
Food Products
6,596	General Mills, Inc.	467,063	2.28%
21,282	McCormick & Co.	768,919	3.75%
		1,235,982	6.03%
Food & Staples Retailing
26,291	Walgreen Co.	965,406	4.70%

	CONSUMER STAPLES SECTOR TOTAL	3,022,370	14.73%

ENERGY

Oil, Gas & Consumable Fuels
8,774	Chevron Corp.	675,510	3.29%
10,299	Exxon Mobil Corp.	702,289	3.42%
9,845	Nicor, Inc.	414,475	2.02%
9,801	Occidental Petroleum Corp.	797,311	3.88%

	ENERGY SECTOR TOTAL	2,589,585	12.61%

FINANCIALS

Capital Markets
7,716	T Rowe Price Group	410,877	2.00%
Insurance
10,859	Aflac, Inc.	502,229	2.45%

	FINANCIALS SECTOR TOTAL	913,106	4.45%

HEALTH CARE

Biotechnology
9,054	Amgen, Inc. *	512,185	2.50%
Health Care Equipment & Supplies
11,948	Stryker Corp.	601,821	2.93%
Health Care Providers & Services
4,760	Laboratory Corp of America *	356,238	1.74%
Pharmaceuticals
11,761	Forest Laboratories, Inc. *	377,646	1.84%
13,223	Johnson & Johnson	851,693	4.15%
12,632	Pfizer, Inc.	229,776	1.12%
Pharmaceutical Total		1,459,115	7.11%
Wholesale-Drugs, Propritaries
8,152	McKesson Corp.	509,500	2.48%

	HEALTH CARE SECTOR TOTAL	3,438,859	16.76%

INDUSTRIALS

Aerospace & Defense
11,201	United Technologies Corp.	777,461	3.79%
Air Freight & Logistics
7,561	C.H. Robinson Worldwide, Inc.	444,058	2.16%
Industrial Conglomerates
16,615	General Electric Co.	251,385	1.22%
Machinery
11,450	Danaher Corp.	861,040	4.20%

	INDUSTRIALS SECTOR TOTAL	2,333,944	11.37%

INFORMATION TECHNOLOGY

Communications Equipment
9,863	Qualcom, Inc.	456,262	2.22%
Computers & Peripherals
3,547	Apple, Inc. *	747,466	3.64%
15,992	Hewlett-Packard Co.	823,748	4.01%
4,947	International Business Machines, Inc.	647,562	3.16%
Computers & Peripherals Total		2,218,776	10.81%
Semiconductors & Semiconductor
20,006	Altera Corp.	452,736	2.21%
Software
17,206	Intuit, Inc. *	528,740	2.58%
22,641	Microsoft Corp.	690,098	3.36%
26,944	Oracle Corp.	660,936	3.22%
Software Total		1,879,774	9.16%

	INFORMATION TECHNOLOGY SECTOR TOTAL	5,007,548	24.40%

MATERIALS

Chemicals
12,508	Sigma Aldrich Corp.	632,279	3.08%

	MATERIALS SECTOR TOTAL	632,279	3.08%

TELECOMMUNICATIONS

Diversified Telecommunication
16,117	AT&T, Inc.	451,760	2.20%

	TELECOMMUNICATIONS SECTOR TOTAL	451,760	2.20%
TOTAL COMMON STOCKS
	(Cost $16,698,662)	20,283,463	98.83%

SHORT-TERM INVESTMENTS
590,642	UMB Bank Money Market Fiduciary 0.03% (Cost $590,642) **	590,642	2.88%

TOTAL INVESTMENTS
	(Cost $17,289,304)	20,874,105	101.71%

	Liabilities In Excess of Other Assets	(350,013)	(1.71)

	TOTAL NET ASSETS	20,524,092	100%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2009
(a) Purchased with cash colateral from securities on loan.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS

At December 31, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,289,304 amounted to $3,584,801 which consisted of aggregate gross unrealized appreciation of $3,755,220 and aggregate gross unrealized depreciation of $170,419.

2. SECURITY VALUATIONS

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2009 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$20,283,463	$0	$0	$20,283,463
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$590,642	$0	$0	$590,642
Total	$20,874,105	$0	$0	$20,874,105

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date February 25, 2010

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date February 25, 2010

* Print the name and title of each signing officer under his or her signature.